CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2018	Sep. 30, 2018
Common Stock, par value per share	$ 0.00001	$ 0.00001
Common Stock, shares authorized	5,000,000,000	5,000,000,000
Common Stock, shares issued	207,232,524	203,899,190
Common Stock, shares outstanding	207,232,524	203,899,190
Series A Preferred Stock [Member]
Preferred Stock, par value per share	$ 0.00001	$ 0.00001
Preferred Stock, shares authorized	1,250,000	1,250,000
Preferred Stock, shares issued	512,996	512,996
Preferred Stock, shares outstanding	512,996	512,996
Series B Preferred Stock [Member]
Preferred Stock, par value per share	$ 0.00001	$ 0.00001
Preferred Stock, shares authorized	10	10
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Series C Preferred Stock [Member]
Preferred Stock, par value per share	$ 0.00001	$ 0.00001
Preferred Stock, shares authorized	50,000,000	50,000,000
Preferred Stock, shares issued	4,433,375	4,433,375
Preferred Stock, shares outstanding	4,433,375	4,433,375
Series D Preferred Stock [Member]
Preferred Stock, par value per share	$ 0.00001	$ 0.00001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	670,904	670,904
Preferred Stock, shares outstanding	670,904	670,904
Series E Convertible Preferred Stock [Member]
Preferred Stock, par value per share	$ 0.00001	$ 0.00001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	3,000,000	3,000,000
Preferred Stock, shares outstanding	3,000,000	3,000,000